PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and equipment, net
Property and equipment, gross	$ 11,036	$ 9,872
Less: Accumulated depreciation	(7,384)	(8,952)
Property and equipment, net	3,652	920
Depreciation expense	572	764	$ 1,378
Leasehold improvements
Property and equipment, net
Property and equipment, gross	3,688	4,069
Furniture, fixtures and office equipment
Property and equipment, net
Property and equipment, gross	2,852	2,715
Software and IT equipment
Property and equipment, net
Property and equipment, gross	2,736	$ 3,088
Vehicles
Property and equipment, net
Property and equipment, gross	$ 1,760